Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 09, 2022
Registrant Name	dei_EntityRegistrantName	iShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2022
Prospectus Date	rr_ProspectusDate	Mar. 09, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A